Declaration of Management, Basis for Preparation and Presentation of The Financial Statements	12 Months Ended
Dec. 31, 2021
Basis for preparation and presentation of the financial statements [Abstract]
DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS
The Company’s financial statements have been prepared in accordance with accounting practices adopted in Brazil and the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements have been prepared based on the real (“R$”) as a functional and presentation currency and are expressed in thousands of reais, unless otherwise indicated.
The preparation of the Company's consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities. However, the uncertainty related to these judgments, assumptions and estimates can lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years.
The Company reviews its judgments, estimates, and assumptions on an ongoing basis. When preparing these consolidated financial statements, management used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company's operations to users; (iii) informational needs of users of the consolidated financial statements; and (iv) information from other entities participating in the passenger air transport market.
Management confirms that all relevant information specific to the consolidated financial statements, and only such information, is being evidenced and corresponds to that used by Management when carrying out its business management activities.
In order to ensure a better presentation and comparability of balances, some reclassifications were carried out in the balance sheet and statements of operations of the previous year.
The consolidated financial statements have been prepared based on the historical cost, except for the following material items recognized in the statements of financial position at fair value.
•Short-term investments classified as cash and cash equivalents;
•Short-term investments mainly comprised of TAP Bond;
•Derivative financial instruments; and
•Debenture conversion right
3.1 Approval and authorization for issue of the consolidated financial statements
This document was prepared based on the local financial statements that were approved and its disclosure authorized by the Board of Directors on February 22, 2022. In its turn, the disclosure of these financial statements was approved by the statutory executives on April 28, 2022.